Goodwill and Intangible Assets (Changes in Goodwill) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Goodwill [Line Items]
Balance at beginning of fiscal year	¥ 92,695	¥ 92,997	¥ 95,151
Impairment losses recognized	0	(302)	(2,155)
Foreign exchange translation	0	0	1
Balance at end of fiscal year	92,695	92,695	92,997
Gross amount of goodwill	161,993	167,552	169,313
Accumulated impairment losses	¥ 69,298	¥ 74,857	¥ 76,316